Note 13 - Other Expenses - Schedule of Other Expenses (Details) - USD ($) $ in Thousands		3 Months Ended																							12 Months Ended
		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Statement Line Items [Line Items]
Intermediated Money Transaction Tax*	[1]																								$ 1,387		$ 1,266		$ 1,378
Community and social responsibility cost																									1,326		1,504		898
Impairment loss recognised in profit or loss, property, plant and equipment																									1,711		877		8,209
Impairment of exploration and evaluation assets																									0		0		467		$ 3,837		$ 2,930		$ 0
Impairment Solar - VAT and duty receivables																									0		720		0
Impairment Solar - replacement part (note 24)																									1,711		877		8,209		497		0		144
Bilboes pre-acquisition cost	[2]																								0		0		830
Retirement benefits @	[2]																								2,099		0		0
Loss on sale of property, plant and equipment																									32		0		0
Other expenses, by nature		$ 2,814	$ 664	$ 600	$ 1,565	$ 701	$ 1,461	$ 640	$ 9,947	$ 552	$ 490	$ 793	$ 1,741	$ 1,254	$ 3,883	$ 258	$ 3,488	$ 305	$ 1,314	$ 208	$ 184	$ 173	$ 220	$ 89	6,940	[3]	4,367	[4],[5]	11,782	[5],[6]	$ 7,136	[5],[7]	$ 5,315	[5],[8]	$ 666	[5],[9]
Machinery [member]
Statement Line Items [Line Items]
Impairment Solar - replacement part (note 24)																									$ 385		$ 0		$ 0

[1]	Intermediated Money Transfer Tax ("IMTT”) is tax chargeable in Zimbabwe on transfer of physical money, electronically or by any other means, and charged at 2% per transaction in Zimbabwe.
[2]	Caledonia awarded discretionary payments to selected employees at Blanket Mine and Bilboes over 60 years of age as retirement amounting to $2.1 million (excluding Share-based payment awards granted that remained unaffected). Group related retirements were classified as administrative expenses.
[3]	Other expenses include impairment of plant and equipment of $1,711 for Blanket , as well as $1,973 and $126 retirement benefits for Blanket and Bilboes respectively.
[4]	Other expenses include impairment of plant and equipment of $26 for Blanket and $851 for the Bilboes oxide mine, as well as impairment of the solar VAT and duty receivable amounting to $720 for Blanket.
[5]	Refer to note 41.
[6]	Other expenses include impairment of plant and equipment of $8,209 for Blanket, as well as impairment of Connemara North of $720.
[7]	Other expenses include impairment of plant and equipment of $498 for Blanket, as well as impairment of Connemara North of $3,837 and CSR $1,167.
[8]	Other expenses include impairment of exploration and evaluation assets of $2,930 and COVID-19 donations of $1,322.
[9]	Other expenses include impairment of plant and equipment of $144 for Blanket.